Other disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Remuneration
Schedule of direct and indirect voting rights in subsidiaries and other investments

2023
Company’s
voting
rights
%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100
Aptuit (Verona) SRL, Verona, Italy	100
Aptuit (Oxford) Ltd., Abingdon, UK	100
Aptuit (Potters Bar) Ltd., Abingdon, UK	100
Cyprotex Discovery Ltd., Manchester, UK	100
Cyprotex Ltd., Manchester, UK	100
Cyprotex US, LLC., Framingham, USA	100
Evotec (France) SAS, Toulouse, France	100
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100
Evotec (Hamburg) GmbH, Hamburg, Germany	100
Evotec GT GmbH, Orth an der Donau, Austria	100
Evotec (India) Private Limited, Thane, India*	100
Evotec International GmbH, Hamburg, Germany	100
Evotec (München) GmbH, Martinsried, Germany	100
Evotec (UK) Ltd., Abingdon, UK	100
Evotec (US), Inc., Princeton, USA	100
Just - Evotec Biologics, Inc., Seattle, USA	100
Just - Evotec Biologics EU SAS, Toulouse, France	100
Evotec Drug Substance (Germany) GmbH, Halle, Germany	100
Evotec (Modena) Srl, Medolla, Italy	100
NephThera GmbH, Hamburg, Germany	100
Evotec Asia Pte. Ltd., Shenton, Singapore	100

2023
Company’s
voting
rights
%
Associates
Ananke Therapeutics Inc., Boston, USA	19.88
Autobahn Labs LLC, Palo Alto, USA	35.26
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.03
Curexsys GmbH, Göttingen, Germany	43.44
Dark Blue Therapeutics Ltd., Oxford, UK	38.97
Eternygen GmbH, Berlin, Germany	24.97
Quantro Therapeutics GmbH, Wien, Austria	38.79
Topas Therapeutics GmbH, Hamburg, Germany	23.61
Centauri Therapeutics Ltd., Sandwich (Kent), UK	20.04

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	3.51
ArgoBio SAS, Paris, Frankreich	10.01
Aurobac Therapeutics SAS, Lyon, Frankreich	12.50
Blacksmith Medicines Inc., San Diego, USA	17.94
Cajal Neuroscience Inc., Seattle, USA	1.52
Carma Fund I, München, Germany	10.00
Carrick Therapeutics Ltd., Dublin, Ireland	2.78
Celmatix	12.35
Curie Bio LLC, Boston, USA	0.11
Curie Bio Seed Fund I L.P., Boston, USA	2.83
Exscientia plc, Oxford, UK	11.41
Extend Srl, Rome, Italy	10.00
Fibrocor LLP, Toronto, Canada	16.26
Fibrocor Therapeutics Inc., Toronto, Canada	8.83
IMIDomics Inc., San Francisco, USA	8.15
Immunitas, Therapeutics, Inc., Waltham, USA	5.58
Leon Nanodrugs GmbH, München, Germany	12.44
Mission BioCapital V LP, Cambridge, USA	3.64
OxVax Ltd., Oxford, UK*	15.33
Pancella/Pluristyx	5.69
Sernova Corp., Ontario, Canada	5.16
Tubulis GmbH, München, Germany	9.60
*	In voluntary liquidation

Management Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

in k€	2023	2022
Fixed remuneration	2,954	2,343
Variable remuneration	731	1,579
Share Performance Awards (in units)	227,555	139,229
Fair value of SPAs granted	3,611	4,580
Total Remuneration	7,296	8,502

Supervisory Board
Remuneration
Schedule of remuneration granted to the members of the Management Board and remuneration accrued for the members of the Supervisory Board

in k€	2023	2022
Total remuneration of the supervisory board	520	504